Government Bonds, Long-Term Notes Receivable And Other Assets - Summary of Balance of Government Bonds (Detail) - Government Bonds [Member] - MXN ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Government bonds	$ 111,276,363	$ 110,855,356
Less: current portion of Government Bonds, net of expected credit losses	29,009,783	1,253,451
Total long-term notes receivable	$ 82,266,580	$ 109,601,905